Leases - Disclosure of Maturity Analysis of Finance Lease Payments Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum lease payments	$ 37,112	$ 9,137
Discounted using the incremental borrowing rate	(3,612)	$ (3,327)
Present value of minimum lease payments	33,500
Current portion lease receivable	(9,556)
Long term lease receivable	23,944
2020 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum lease payments	10,966
2021 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum lease payments	11,846
2022 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum lease payments	12,725
2023 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum lease payments	1,575
Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum lease payments